Consolidated Statements of Profit or Loss and Comprehensive Income - EUR (€) € in Thousands, shares in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statements of Profit or Loss and Comprehensive Income
Net sales	€ 689,750	€ 612,096	€ 449,487
Cost of sales, exclusive of depreciation and amortization	(334,758)	(325,053)	(239,546)
Gross profit	354,992	287,043	209,941
Shipping and payment cost	(97,697)	(71,466)	(52,857)
Marketing expenses	(96,093)	(81,558)	(62,507)
Selling, general and administrative expenses	(148,172)	(157,151)	(66,427)
Depreciation and amortization	(9,088)	(8,232)	(7,885)
Other income (loss), net	892	(799)	645
Operating income	4,834	(32,162)	20,910
Finance income	0	22,416	56
Finance costs	(998)	(7,325)	(11,175)
Finance income (costs), net	(998)	15,091	(11,119)
Income before income taxes	3,836	(17,070)	9,791
Income tax expense	(11,734)	(15,534)	(3,441)
Net income (loss)	(7,898)	(32,604)	6,350
Foreign currency translation	(74)		4,730
Other comprehensive income	(74)		4,730
Comprehensive income (loss)	€ (7,972)	€ (32,604)	€ 11,080
Basic earnings per share	€ (0.09)	€ (0.42)	€ 0.09
Diluted earnings per share	€ (0.09)	€ (0.42)	€ 0.09
Weighted average ordinary shares outstanding (basic)	86.3	77.4	70.2
Weighted average ordinary shares outstanding (diluted)	86.3	77.4	70.2